Marketable Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Statement [Line Items]
Realized loss on disposition	$ (311,000)
Benz Mining Corp [Member]
Statement [Line Items]
Common shares sold	1,581,177
Proceeds from shares	$ 1,000
Realized loss on disposition	$ (311)
Warrants		500,000
Common shares in exchange		500,000
Exercise price		$ 0.12